Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations Details [Line Items]
Stock issued, shares (in Shares)		100
Net proceeds		$ 1
DPCM Capital, Inc [Member]
Description of Organization and Business Operations Details [Line Items]
Gross proceeds			$ 8,000,000	$ 300,000,000	$ 300,000,000
Transaction costs		16,977,876	16,977,876		16,977,876
Underwriting fees			6,000,000		6,000,000
Deferred underwriting fees			10,500,000		10,500,000
Other offering costs		477,876	477,876		$ 477,876
Business combination conditions, description					The Company must complete a Business Combination with one or more target businesses that together have an aggregate fair market value of at least 80% of the value of the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Operating bank accounts			77,404		$ 124,720	$ 5,070,622
Working capital deficit					2,404,830
Income tax payable					$ 183,322
Franchise taxes paid		$ 211,658	$ 211,658
Public share (in Dollars per share)					$ 10
Net tangible assets					$ 5,000,001
Public shares percentage					15.00%
Description of business combination within the combination period					The Company will have until October 23, 2022 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
Price per share (in Dollars per share)					$ 10
Business Combination [Member] | DPCM Capital, Inc [Member]
Description of Organization and Business Operations Details [Line Items]
Public shares percentage					100.00%
Initial Public Offering [Member] | DPCM Capital, Inc [Member]
Description of Organization and Business Operations Details [Line Items]
Stock issued, shares (in Shares)	30,000,000		30,000,000		30,000,000
Gross proceeds	$ 300,000,000
Initial Public Offering [Member] | Trust Account [Member] | DPCM Capital, Inc [Member]
Description of Organization and Business Operations Details [Line Items]
Share price (in Dollars per share)	$ 10
Net proceeds	$ 300,000,000
Private Placement [Member] | DPCM Capital, Inc [Member]
Description of Organization and Business Operations Details [Line Items]
Stock issued, shares (in Shares)				8,000,000
Gross proceeds					$ 8,000,000
Share price (in Dollars per share)		$ 1	$ 1		$ 1